Property, Plant and Equipment - Schedule of Company's Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 1,064.3	$ 1,027.4	$ 905.1
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	2,336.0	2,252.3
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	1,271.7	1,224.9
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	292.5	313.5	292.4
Tooling [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	924.5	936.2
Tooling [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	632.0	622.7
Equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	425.0	403.6	348.1
Equipments [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	896.6	854.0
Equipments [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	471.6	450.4
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	254.6	247.4	216.6
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	422.7	399.2
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	168.1	151.8
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	92.2	62.9	$ 48.0
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 92.2	$ 62.9